Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2020 JPY (¥)
Employee Benefit Plans [Abstract]
2021	¥ 13,167
2022	12,231
2023	12,733
2024	13,276
2025	14,049
2026-2030	¥ 63,956